Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2022
Minimum Cash And Minimum Capital [Abstract]
Table of Minimum Cash

Accounts	December 31, 2022	December 31, 2021
Balances at the BCRA
BCRA – current account – not restricted	161,300,804	276,333,118
BCRA – special guarantee accounts – restricted	13,866,345	14,215,377

	175,167,149	290,548,495

Argentine Treasury Bonds in pesos due 05-23-2027	32,432,677	—
Argentine Treasury Bonds in pesos at BADLAR privated rate due 11-23-2027	12,094,420	—
Argentine Treasury Bonds in pesos at fixed rate due May 2022	—	43,956,008
Others	18,535,678	—
Liquidity Bills – BCRA	483,450,175	209,779,172

TOTAL	721,680,099	544,283,675

Table of Minimum Capital

Minimum capital requirements	December 31, 2022	December 31, 2021
Credit risk	70,375,610	81,638,973
Operational risk	28,301,276	29,492,236
Market risk	1,480,984	442,182
Total capital	307,905,339	276,892,141

Excess capital	207,747,469	165,318,750